CONTINGENT FORWARD CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Valuation Assumptions

The fair value of the Series E convertible preferred stock contingent forward contract liability for the third closing was determined using a forward payoff. The Company’s inputs used in determining the fair value on the issuance date and settlement date, were as follows:

Stock Price	$13.79
Volatility	100.00%
Expected term (in years)	0.01
Risk-free rate	0.03%

The fair value of the Series E convertible preferred stock contingent forward contract liability for the fourth closing was determined using a forward and an option payoff. The Company’s inputs used in determining the fair value on the issuance date were as follows:

Fair value of Series E convertible preferred share	$13.79
Volatility	100.00%
Expected term (in years)	0.11
Risk-free rate	0.03%

The Company’s assumptions used in determining the fair value of convertible preferred stock warrants on December 31, 2020 were as follows:

December 31,
2020
Volatility	50.00%
Expected term (in years)	0.5 - 1.5
Risk-free rate	0.09 - 0.12%
Expected dividend rate	0.00%

July 23, 2021
Fair value of Tranche 1 with $20.00 VWAP threshold per share	$18.16
Fair value of Tranche 2 with $25.00 VWAP threshold per share	$18.07
Fair value of Tranche 3 with $30.00 VWAP threshold per share	$17.92

The fair value of the private warrants that are not subject to the contingent forfeiture provisions was estimated using a Black-Scholes option pricing model, and were as follows:

	December 31, 2021	July 23, 2021
Fair value of private warrants per share	$31.45	$18.44

	December 31, 2021	July 23, 2021
Volatility	85.00%	80.00%
Expected term (in years)	4.6	5.0
Risk-free rate	1.20%	0.72%
Dividend yield	—%	—%